Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 232,669	R$ 202,130
Acquisitions	63,002	78,838
Merger of subsidiary’s assets		18,049
Write-offs	(3,408)	(11,552)
Transfers
Transfers between fixed assets x PPI	23,081	22
Depreciation	(36,715)	(54,625)
Translation effects	(662)	(193)
Ending balance	277,967	232,669
Total cost	579,234
Accumulated depreciation	R$ (301,267)
Annual depreciation rates (weighted average) - %
Buildings and improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		53
Acquisitions	5
Merger of subsidiary’s assets
Write-offs		(45)
Transfers	5,703
Transfers between fixed assets x PPI	20,323
Depreciation	(284)	(8)
Translation effects
Ending balance	25,747
Total cost	34,555
Accumulated depreciation	R$ (8,808)
Annual depreciation rates (weighted average) - %	3.00%
Equipment and facilities [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 78,768	60,754
Acquisitions	11,542	13,610
Merger of subsidiary’s assets		14,084
Write-offs	(738)	(5,273)
Transfers	(5,202)	3,627
Transfers between fixed assets x PPI	2,501	89
Depreciation	(8,884)	(8,072)
Translation effects	(188)	(51)
Ending balance	77,799	78,768
Total cost	135,574
Accumulated depreciation	R$ (57,775)
Annual depreciation rates (weighted average) - %	7.00%
Agricultural vehicles and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 19,059	22,803
Acquisitions	4,356	9,602
Merger of subsidiary’s assets		3,889
Write-offs	(1,329)	(6,183)
Transfers	29	20
Transfers between fixed assets x PPI		62
Depreciation	(2,269)	(11,131)
Translation effects	(16)	(3)
Ending balance	19,830	19,059
Total cost	42,924
Accumulated depreciation	R$ (23,094)
Annual depreciation rates (weighted average) - %	7.00%
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 4,126	3,839
Acquisitions	629	866
Merger of subsidiary’s assets		76
Write-offs	(109)	(31)
Transfers	26
Transfers between fixed assets x PPI
Depreciation	(638)	(619)
Translation effects	(24)	(5)
Ending balance	4,010	4,126
Total cost	7,808
Accumulated depreciation	R$ (3,798)
Annual depreciation rates (weighted average) - %	10.00%
Total in operation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 101,953	87,449
Acquisitions	16,532	24,078
Merger of subsidiary’s assets		18,049
Write-offs	(2,176)	(11,532)
Transfers	556	3,647
Transfers between fixed assets x PPI	22,824	151
Depreciation	(12,075)	(19,830)
Translation effects	(228)	(59)
Ending balance	127,386	101,953
Total cost	220,861
Accumulated depreciation	R$ (93,475)
Annual depreciation rates (weighted average) - %
Property, plant and equipment in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 4	185
Acquisitions	577	3,466
Merger of subsidiary’s assets
Write-offs
Transfers	(556)	(3,647)
Transfers between fixed assets x PPI	(25)
Depreciation
Translation effects
Ending balance		4
Total cost
Accumulated depreciation
Annual depreciation rates (weighted average) - %
Sugarcane [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	R$ 130,712	114,496
Acquisitions	45,893	51,294
Merger of subsidiary’s assets
Write-offs	(1,232)	(20)
Transfers
Transfers between fixed assets x PPI	282	(129)
Depreciation	(24,640)	(34,795)
Translation effects	(434)	(134)
Ending balance	150,581	R$ 130,712
Total cost	358,373
Accumulated depreciation	R$ (207,792)
Annual depreciation rates (weighted average) - %	20.00%